Investment Strategy	Jul. 29, 2026
Matisse Discounted Closed-End Fund Strategy
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund is a “fund of funds” that seeks to achieve its investment objectives principally through investments in unaffiliated closed-end funds that typically trade at substantial discounts relative to their underlying net asset values and pay regular periodic cash distributions. The closed-end funds in the Fund’s portfolio can invest in a variety of asset classes, including both equity and fixed income securities. The Advisor believes this approach is capable of generating long-term capital appreciation and income, and typically results in a balanced Fund portfolio.

As a matter of investment policy, the Fund will invest, under normal circumstances, at least 80% of net assets, plus borrowings for investment purposes, in discounted closed-end funds. For purposes of this policy, a closed-end fund is considered discounted when, in the Advisor’s determination, the fund’s market value is less than the value of its underlying portfolio. This policy may be changed without shareholder approval upon 60-days’ prior notice to shareholders. In addition, the closed-end funds may be domestic or foreign for purposes of this policy.

Grounded in academic research, the Advisor firmly believes the closed-end fund market is highly inefficient. It is the Advisor’s conviction that closed-end fund discounts display strong (and highly predictable) mean reverting tendencies (the discounts fluctuate around a long-term average discount), and it employs an investment strategy that seeks to take advantage of this concept. In evaluating closed-end funds for the portfolio, the Advisor utilizes a proprietary research process that attempts to forecast whether the market discount on a closed-end fund will increase or decrease in the future. The process is highly quantitative, and model inputs include information about the closed-end fund’s discount (absolute, relative, quintile, patterns, and volatility), yield, distribution history, management team, expenses, underlying portfolio investments, balance sheets, liquidity, activist involvement, and historical pricing. The Advisor then builds a portfolio of closed-end funds that, in its opinion, are the most attractively discounted and most likely to see their discounts close (narrow) in the future. An analysis based on the same process determines when a closed-end fund should be sold. The Advisor determines to sell a closed-end fund when, in its opinion, it becomes less attractively discounted and less likely to see its discount close (narrow) in the future.

The Advisor’s investment strategy seeks to capture total return potential from the following sources:

1.	NAV Movement and Base Income (Traditional) – investors can benefit when the underlying portfolio of a closed-end fund appreciates in value, and any cash distributions paid out add to total return.

2.	Closed-End Fund Discount Movement (Enhanced) – unique to closed-end funds, investors benefit when a closed-end fund’s discount closes relative to its net asset value, creating capital appreciation potential.

3.	Excess Income Due to Discount (Enhanced) – regardless of discount level, closed-end funds pay out distributions at-NAV, so discounts amplify the income level one receives.

Closed-end funds are investment companies that, unlike an open-end mutual fund, do not typically issue redeemable shares. Instead, a fixed number of shares trade on a secondary market, such as the New York Stock Exchange or the NASDAQ Stock Market. The shares of closed-end funds frequently trade at either a premium or discount relative to their underlying net asset values. The Fund will invest in closed-end funds that are trading at substantial discounts relative to the underlying net asset values and that the Advisor feels are best positioned to narrow the spread between the underlying net asset value of the fund and the share price. A closed-end fund is considered to be trading at a substantial discount when, in the Advisor’s determination, the fund’s market value is significantly less than the value of its underlying portfolio. The Advisor believes that these investments will allow the Fund to profit from the capital appreciation achieved when such spreads decrease and the market prices of the shares move closer to the net asset values, as well as from the capital appreciation achieved when general market conditions increase share prices, and the income generated from closed-end fund distributions.

The Advisor intends to construct a diversified portfolio that generates regular cash income. Under normal market conditions, the Fund’s portfolio will hold shares of approximately 30 to 90 unaffiliated closed-end funds, along with cash, cash equivalents, and other types of securities in which the Fund may make limited investments. The closed-end funds in which the Fund invests may hold either equity securities or fixed income securities. In addition, the closed-end funds: may invest in foreign securities and American Depository Receipts (ADRs); may invest in derivative instruments; and may utilize leverage to acquire their underlying portfolio investments.

The Fund’s direct investments may be in both domestic and foreign securities. (The Advisor deems a security to be foreign if a U.S. market is not the principal trading market.) Foreign securities held by the Fund will principally be closed-end funds listed and traded in Canada and the United Kingdom. Such investments will be selected for investment and sold using the same proprietary research process for domestic closed-end funds, although with adjustments for local practices and regulations. Investments in foreign securities may be made directly in foreign markets, including emerging markets, as well as indirectly through other investment companies and ADRs. To the extent the Fund invests in ADRs, it may invest in ADRs sponsored by the issuers of the underlying securities or ADRs organized independently of the issuers.

Based upon the Advisor’s view of available investment opportunities, as well as for cash management purposes, the Fund’s portfolio will also include cash and cash equivalents that provide a temporary pool of liquidity for future investments, redemptions, and other Fund expenses. Under normal circumstances, the Fund may hold up to 20% of net assets, plus borrowings for investment purposes, in cash and cash equivalents. This portion of the Fund’s portfolio will principally be invested in money market mutual funds.

To take advantage of opportunities to invest, the Fund may borrow money for investment purposes (leverage). Any borrowing by the Fund will be subject to the limitations set forth in the Investment Company Act of 1940, as amended (the “1940 Act”), and relevant interpretive positions of the staff of the Securities and Exchange Commission (the “SEC”), which presently allow the Fund to borrow (including pledging, mortgaging or hypothecating assets) in an amount up to one-third of its total assets, which include assets purchased with borrowed money.

Strategy Portfolio Concentration [Text]	As a matter of investment policy, the Fund will invest, under normal circumstances, at least 80% of net assets, plus borrowings for investment purposes, in discounted closed-end funds.
Matisse Discounted Bond CEF Strategy
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund is a “fund of funds” that seeks to achieve its investment objective principally through investments in unaffiliated closed-end funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The closed-end funds in the Fund’s portfolio invest primarily in bonds, trade at substantial discounts relative to their underlying net asset values (“NAVs”) and pay regular periodic cash distributions. The Advisor believes this approach is capable of generating high total return and attractive income relative to many other fixed income investments.

As a matter of investment policy, the Fund will invest, under normal circumstances, at least 80% of its net assets, plus any borrowing for investment purposes, in discounted closed-end funds that primarily invest in bonds. For purposes of this policy, a closed-end fund is considered discounted when, in the Advisor’s determination, the closed-end fund’s market value is less than the value of its underlying portfolio, and a closed-end fund is considered to invest primarily in bonds when, under normal circumstances, at least 80% of its net assets, plus any borrowing for investment purposes, are invested in bonds. This policy may be changed without shareholder approval upon 60-days’ prior notice to shareholders.

Grounded in academic research, the Advisor firmly believes the closed-end fund market is highly inefficient. It is the Advisor’s conviction that closed-end fund discounts display strong (and highly predictable) mean reverting tendencies (the discounts fluctuate around a long-term average discount), and it employs an investment strategy that seeks to take advantage of this concept as it relates to the bond markets specifically. In evaluating bond closed-end funds for the portfolio, the Advisor utilizes a proprietary research process that attempts to forecast whether the market discount on a bond closed-end fund will increase or decrease in the future. The process is highly quantitative and model inputs include information about the bond closed-end fund’s discount (absolute, relative, quintile, patterns, and volatility), yield, distribution history, management team, expenses, underlying portfolio investments, balance sheets, liquidity, activist involvement, and historical pricing. The Advisor then builds a portfolio of bond closed-end funds that, in its opinion, are the most attractively discounted and most likely to see their discounts close (narrow) in the future. An analysis based on the same process determines when a bond closed-end fund should be sold. The Advisor determines to sell a closed-end fund when, in its opinion, it becomes less attractively discounted and less likely to see its discount close (narrow) in the future.

The Advisor’s investment strategy seeks to capture total return potential from the following sources:

1.	NAV Movement and Base Income (Traditional) – investors can benefit when the underlying portfolio of a closed-end fund appreciates in value, and any cash distributions paid out add to total return.

2.	Closed-End Fund Discount Movement (Enhanced) – unique to closed-end funds, investors benefit when a closed-end fund’s discount closes relative to its net asset value, creating capital appreciation potential.

3.	Excess Income Due to Discount (Enhanced) – regardless of discount level, closed-end funds pay out distributions at-NAV, so discounts amplify the income level you receive.

The Advisor intends to construct a diversified portfolio that generates regular income. Under normal market conditions, the Fund’s portfolio will hold Shares of approximately 30 to 90 closed-end funds, along with cash, cash equivalents, and other types of securities in which the Fund may make limited investments. Each closed-end fund will hold primarily bonds. The bonds held by the closed-end funds may be below investment grade (also known as “junk” bonds) but will typically be rated B or higher by Standard & Poor’s Rating Services or the equivalent by Moody’s Investor Service, Inc., or Fitch, Inc. and may be of any maturity or duration. There is no limit to the amount of the Fund’s assets that may be invested in below investment grade bonds through its investments in closed-end funds. While the Advisor generally expects a majority of the Fund’s assets to be invested in investment grade bonds (rated BBB or higher by Standard & Poor’s Rating Services or the equivalent by Moody’s Investor Service, Inc., or Fitch, Inc.), when discounts are attractive, up to two-thirds of the portfolio may be invested in below-investment grade bonds through its investments in closed-end funds. In addition, the closed-end funds will invest in loans, preferred securities, convertible securities, foreign income securities, and derivative instruments for both investment and hedging purposes, and will utilize leverage to acquire their underlying portfolio investments.

The Fund’s direct investments will be exclusively in US-traded and US-registered securities; however, the closed-end funds will own foreign-registered and foreign-traded securities.

Under normal circumstances, the Fund may hold up to 20% of its net assets in cash or cash equivalents. Cash equivalents, which can include money market funds, are instruments or investments of such high liquidity and safety that they are considered almost as safe as cash. Based upon the Advisor’s view of available investment opportunities, as well as for cash management purposes, the Fund’s portfolio will include cash and cash equivalents that provide a temporary pool of liquidity for future investments, redemptions, and other Fund expenses. The Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance.

To take advantage of opportunities to invest, the Fund may borrow money for investment purposes (leverage). Any borrowing by the Fund will be subject to the limitations set forth in Act, and relevant interpretive positions of the staff of the U.S. Securities and Exchange Commission (the “SEC”), which presently allows the Fund to borrow (including pledging, mortgaging, or hypothecating assets) in an amount up to one-third of its total assets, which include assets purchased with borrowed money.

Strategy Portfolio Concentration [Text]	As a matter of investment policy, the Fund will invest, under normal circumstances, at least 80% of its net assets, plus any borrowing for investment purposes, in discounted closed-end funds that primarily invest in bonds.